Organization and principal activities (Details)		1 Months Ended		12 Months Ended
	Aug. 07, 2015 USD ($) shares	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 subsidiary	Dec. 31, 2019 CNY (¥) subsidiary	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares, Consideration | ¥				¥ 6,035,665	¥ 681,989,413	¥ 1,000,000,000
IPO | ADS
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares		11,763,478
Issuance of new shares (in dollars per share) | $ / shares		$ 9.50
IPO | Class A ordinary shares
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares		23,526,956
Shenzhen Xiaoying
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's				100.00%
Beijing Ying Zhong Tong
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's				100.00%
Shenzhen Tangren
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's				100.00%
Shenzhen Beier
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's				100.00%
Shenzhen Ying Zhong Tong
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's				100.00%
Shenzhen Ying Ai Gou
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's				100.00%
Mr. Tang Yue (Founder and CEO)
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares	40,000,000
YZT (HK) Limited
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary				100.00%
Beijing WFOE
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary				100.00%
Shenzhen Puhui
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary				100.00%
Shenzhen Xiaoying IT
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary				100.00%
Unrelated third party investor
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares	38,095,238
Issuance of new shares, Consideration | $	$ 60,000,000
Shenzhen Xiaoying | Beijing WFOE
Subsidiaries, VIEs and subsidiaries of the VIEs
Number of subsidiaries acquired | subsidiary			2
Shenzhen Ying Zhong Tong | Shenzhen Puhui
Subsidiaries, VIEs and subsidiaries of the VIEs
Number of subsidiaries acquired | subsidiary				4